May 4, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds III

- BNY Mellon High Yield Fund

(the "Fund")
 1933 Act File No.: 033-43846
 1940 Act File No.: 811-00524
 CIK No.: 0000053808

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 236 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2020.

Please address any comments or questions to my attention at (412) 236-9672.

Sincerely,

/s/ Beth L. Marangoni
Beth L. Marangoni
Analyst/Paralegal